Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation
Stock-Based Compensation

11.Stock-Based Compensation

As of June 30, 2023, the only equity compensation plan from which the Company may currently issue new awards is the Company’s 2023 Equity Incentive Plan (the “2023 Plan”), as more fully described below.

Orchestra BioMed, Inc. 2018 Stock Incentive Plan

Prior to the Merger, Legacy Orchestra maintained the 2018 Plan, under which Legacy Orchestra granted incentive stock options, non-qualified stock options and restricted stock awards to its employees and certain non-employees, including consultants, advisors and directors. The maximum aggregate shares of Legacy Orchestra Common Stock that was subject to awards and issuable under the 2018 Plan was 5.2 million shares prior to the Merger. Employees, consultants, and directors were eligible for awards granted under the 2018 Plan which generally have a contractual life of up to 10 years and may be exercisable in cash or as otherwise determined by the Board. Vesting generally occurs over a period of not greater than three years.

As described in Note 3, in connection with the Merger, each Legacy Orchestra Option that was outstanding and unexercised immediately prior to the time that the Merger became effective (the “Effective Time”) (whether vested or unvested) was assumed by the Company and converted into an option to purchase an adjusted number of shares of Company Common Stock at an adjusted exercise price per share, based on the Exchange Ratio, and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the former option. Each Exchanged Option is exercisable for a number of whole shares of Company Common Stock equal to the product of the number of shares of Legacy Orchestra Common Stock underlying such Legacy Orchestra Options multiplied by the Exchange Ratio, and the per share exercise price of such Exchanged Option is equal to the quotient determined by dividing the exercise price per share of the Legacy Orchestra Option by the Exchange Ratio. Following the closing of the Merger, no new awards may be made under the 2018 Plan.

The Company accounted for the Exchanged Options as a modification of the existing options. Incremental compensation costs, measured as the excess, if any, of the fair value of the modified options over the fair value of the original options immediately before its terms are modified, is measured based on the fair value of the underlying shares and other pertinent factors at the modification date. The impact of the option modifications were de minimis.

Orchestra BioMed Holdings, Inc. 2023 Equity Incentive Plan

At the Effective Time, the Company adopted the 2023 Plan which permits the granting of incentive stock options, non-qualified options, stock appreciation rights, restricted stock, restricted stock units, performance awards and other stock-based award to employees, directors, and non-employee consultants and/or advisors. As of June 30, 2023, 3,561,678 shares of Company Common Stock are authorized for issuance pursuant to awards under the 2023 Plan. The pool of available shares will be automatically increased on the first day of each calendar year, beginning January 1, 2023 and ending January 1, 2032, by an amount equal to the lesser of (i) 4.8% of the outstanding shares of our Common Stock determined on a fully-diluted basis as of the immediately preceding December 31 and (ii) 3,036,722 shares of Common Stock, and (iii) such number of shares of Common Stock determined by the Board or the Compensation Committee prior to January 1st of a given year.

In addition, any awards outstanding under the 2018 Plan upon the Closing, after adjustment for the Business Combination, remain outstanding. If any of those awards subsequently expire, terminate, or are surrendered or forfeited for any reason without issuance of shares after the closing of the Business Combination, the shares of Company Common Stock underlying those awards will automatically become available for issuance under the 2023 Plan.

Total stock-based compensation related to option issuances was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2023	2022	2023	2022
Research and development	$330	$52	$815	$91
Selling, general and administrative	631	91	1,369	107
Total stock-based compensation	$961	$143	$2,184	$198

As of June 30, 2023, there was approximately $6.6 million of unrecognized stock-based compensation expense associated with the stock options noted above that is expected to be recognized over a weighted average period of three years.

Total stock-based compensation related to restricted stock was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2023	2022	2023	2022
Research and development	$—	$—	$—	$—
Selling, general and administrative	498	76	547	91
Total stock-based compensation	$498	$76	$547	$91

As of June 30, 2023, there was approximately $312,000 of unrecognized restricted stock-based compensation expense associated with the restricted stock noted above that is expected to be recognized over a weighted average period of approximately three years.

As previously discussed in Note 3 and Note 10, pursuant to the terms of the Merger Agreement, immediately following the Sponsor Forfeiture and prior to the Closing, the Company issued 750,000 warrants to purchase Company Common Stock to eleven specified employees and directors of Legacy Orchestra. These warrants have substantially similar terms to the forfeited Private Warrants, except that they will become exercisable between 24 and 36 months after the Business Combination. The estimated grant-date fair value of these warrant awards issued concurrent with the close of the Business Combination was calculated using the Black-Scholes option pricing model. Assumptions used were an expected term (in years) of 5.00, expected volatility of 50%, risk-free interest rate of 3.54%, expected dividend yield of 0%, and fair value of common stock of $10.63. During the three and six months ended June 30, 2023, 75,000 of these warrants were forfeited resulting in a remaining 675,000 warrants outstanding.

Total stock-based compensation related to warrants was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2023	2022	2023	2022
Research and development	$120	$—	$207	$—
Selling, general and administrative	128	—	258	—
Total stock-based compensation	$248	$—	$465	$—

As of June 30, 2023, there was approximately $2.8 million of unrecognized stock-based compensation expense associated with the warrants noted above that is expected to be recognized over a weighted average period of approximately three years.

Stock Option Activity

The following table summarizes the stock option activity of the Company under the 2018 Plan and the 2023 Plan:

		Weighted	Weighted	Aggregate
	Shares	Average	Average	Intrinsic
	Underlying	Exercise	Remaining	Value
	Options	Price	Term (years)	(in thousands)
Outstanding at January 1, 2023	7,868,448	3.51	8.35	—
Retroactive application of Reverse Recapitalization (Note 3)	(4,209,620)	4.05	—	—
Outstanding at January 1, 2023, effect of Merger	3,658,828	7.56	8.35	—
Granted	323,175	9.89	—	—
Exercised	(17,825)	4.16	—	—
Forfeited/canceled	(142,256)	5.35	—	—
Outstanding June 30, 2023	3,821,922	7.97	5.31	$4,002
Exercisable at June 30, 2023	2,163,768	6.60	7.09	$3,412

The following table summarizes the restricted stock activity of the Company under the Plan:

		Weighted	Aggregate
	Restricted	Average	Intrinsic
	Stock	Remaining	Value
	Outstanding	Term (years)	(in thousands)
Outstanding January 1, 2023	158,589	9.14	—
Granted	—	—	—
Vested	(63,451)	—	—
Forfeited/canceled	(45,901)	—	—
Outstanding June 30, 2023	49,237	8.67	$549

During the six months ended June 30, 2023, the Company did not grant any restricted stock awards (“RSAs”) while 63,451 RSAs vested at a weighted-average grant date fair value of $3.52.

Determination of Stock Option Awards Fair Value

The estimated grant-date fair value of all the Company’s option awards was calculated using the Black-Scholes option pricing model, based on the following weighted average assumptions:

	Six Months Ended June 30,
	2023	2022
Expected term (in years)	6.00	6.00
Expected volatility	50%	49%
Risk-free interest rate	3.60%	2.70%
Expected dividend yield	0%	0%
Fair value of common stock	$9.63	$4.06

The fair value of each stock option grant was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

Expected Term — The expected term represents the period that stock-based awards are expected to be outstanding. The Company’s historical share option exercise information is limited due to a lack of sufficient data points and did not provide a reasonable basis upon which to estimate an expected term. The expected term for option grants is therefore determined using the “simplified” method, as prescribed in the Securities and Exchange Commission’s Staff Accounting Bulletin (SAB) No. 107. The simplified method deems the expected term to be the midpoint between the vesting date and the contractual life of the stock-based awards.

Expected Volatility — The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry that are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards since there has been no trading history of the Legacy Orchestra Common Stock and limited trading history of the Company.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the stock-based awards’ expected term.

Expected Dividend Yield — The expected dividend yield is zero as neither the Company nor Legacy Orchestra has paid, and the Company does not anticipate paying, any dividends on its common stock in the foreseeable future.

Fair Value of Common Stock — Prior to the Business Combination, as the Legacy Orchestra Common Stock has not historically been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Subsequent to the Business Combination, the Company utilizes the price of its publicly-traded Company Common Stock to determine the grant date fair value of awards.

9.Stock-Based Compensation

Stock-based Compensation — Orchestra BioMed 2018 Stock Incentive Plan

As of December 31, 2022, all stock-based awards were outstanding under a single equity incentive plan, the Orchestra BioMed, Inc. 2018 Stock Incentive Plan (the “Plan”). Under the Plan, up to 5.2 million shares of the Company’s common stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Employees, consultants, and directors are eligible for awards granted under the plan which generally have a contractual life of up to 10 years and may be exercisable in cash or as otherwise determined by the board of directors. Vesting generally occurs over a period of not greater than three years.

Total stock-based compensation related to option issuances was as follows:

	Year ended December 31,
(in thousands)	2021	2022
Research and development	$83	$398
Selling, general and administrative	88	2,704
Total stock-based compensation	$171	$3,102

As of December 31, 2022, there was approximately $7.2 million of unrecognized stock-based compensation expense associated with the stock options noted above that is expected to be recognized over a weighted average period of three years.

Total restricted stock-based compensation was as follows:

	Year ended December 31,
(in thousands)	2021	2022
Research and development	$—	$—
Selling, general and administrative	131	273
Total stock-based compensation	$131	$273

As of December 31, 2022, there was approximately $408,000 of unrecognized restricted stock-based compensation expense associated with the restricted stock noted above that is expected to be recognized over a weighted average period of approximately 3 years.

The following table summarizes the stock option activity of the Company under the Plan:

		Weighted	Weighted	Aggregate
	Shares	Average	Average	Intrinsic
	Underlying	Exercise	Remaining	Value
	Options	Price	Term (years)	(thousands)
Outstanding at January 1, 2022	1,348,464	4.47	7.13	—
Granted	2,357,807	9.33	—	—
Exercised	(27,848)	4.32	—	—
Forfeited/canceled	(19,595)	4.67	—	—
Outstanding December 31, 2022	3,658,828	7.56	8.35	$8,277
Exercisable at December 31, 2022	1,806,093	5.78	6.72	$6,815

The following table summarizes the restricted stock activity of the Company under the Plan:

		Weighted	Aggregate
	Restricted	Average	Intrinsic
	Stock	Remaining	Value
	Outstanding	Term (years)	(thousands)
Outstanding January 1, 2022	21,907	7.60	—
Granted	182,962	9.15	—
Vested	(46,280)	—	—
Forfeited/canceled	—	—	—
Outstanding December 31, 2022	158,589	9.14	$980

During the year ended December 31, 2022, the Company granted 182,961 restricted stock awards (“RSAs”) at a weighted-average grant date fair value of $3.61 while 46,281 RSAs vested at a weighted-average grant date fair value of $3.12.

Determination of Fair Value

The estimated grant-date fair value of all the Company’s option awards was calculated using the Black-Scholes option pricing model, based on the following weighted average assumptions:

	Year ended December 31,
	2021	2022
Expected term (in years)	6.00	6.00
Expected volatility	60%	50%
Risk-free interest rate	0.99%	3.01%
Expected dividend yield	0%	0%
Fair value of common stock	$4.71	$9.72

The fair value of each stock option grant was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

Expected Term — The expected term represents the period that stock-based awards are expected to be outstanding. The Company’s historical share option exercise information is limited due to a lack of sufficient data points and did not provide a reasonable basis upon which to estimate an expected term. The expected term for option grants is therefore determined using the “simplified” method, as prescribed in the Securities and Exchange Commission’s Staff Accounting Bulletin (SAB) No. 107. The simplified method deems the expected term to be the midpoint between the vesting date and the contractual life of the stock-based awards.

Expected Volatility — The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry that are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards since there has been no trading history of the common stock.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the stock-based awards’ expected term.

Expected Dividend Yield — The expected dividend yield is zero as the Company has not paid nor does it anticipate paying any dividends on its common stock in the foreseeable future.

Fair Value of Common Stock — As the Company’s common stock has not historically been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.